Summary of Performance- and Market- Based Awards Granted (Detail) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Granted	613,473	1,046,372	1,939,796
Market Based Share Awards | 2015 Market-Based Share Plan | Performance Period Ending July 2016, 2017 and 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance Measure	Total Shareholder Return
Number of Shares Granted	25,000
Period Expensed Through	2018-07
Market Based Share Awards | 2015 Market-Based Share Plan | Performance Period Ending December 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance Measure	Total Shareholder Return
Number of Shares Granted	57,982
Period Expensed Through	2017-12
Performance Shares | 2015 Performance Share Plan | Performance Period Ending December 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance Measure	Adjusted EPS
Number of Shares Granted	135,289
Period Expensed Through	2017-12
Performance Shares | 2015 Performance Share Plan | Performance Period Ending December 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance Measure	Revenues before Reimbursable Items and Adjusted EPS
Number of Shares Granted	165,543
Period Expensed Through	2018-12
Performance Shares | 2014 Performance Shares | Performance Period Ending December 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance Measure		Revenues before Reimbursable Items and Adjusted EPS
Number of Shares Granted		211,593
Period Expensed Through		2016-12
Performance Shares | 2013 Performance-Based Share Plan | Performance Period Ending December 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance Measure			NetSpend Revenues and NetSpend Operating Income
Number of Shares Granted			87,356
Period Expensed Through			2015-12
Performance Shares | 2013 Performance-Based Share Plan | Performance Period Ending December 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance Measure			Revenues before Reimbursable Items and Income from Continuing Operations
Number of Shares Granted			237,679
Period Expensed Through			2015-12